Memorandum items - Other (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	€ 176,910	€ 157,855	€ 166,574
Non-managed marketed funds	49,490	42,211	41,398
Third party debt securities and equity instruments held in custody	229,381	940,650	997,061
Investment fund units and shares
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	142,988	127,564	135,749
Pension funds
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	11,843	11,160	11,566
Assets under management
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	€ 22,079	€ 19,131	€ 19,259